INCOME TAXES	12 Months Ended
Mar. 31, 2021
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

(a)Tax expense

	2021	2020	2019
Current tax expense	$2,697	$7,047	$7,622
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$(100,900)	$(90,459)	$(35,825)
Expense arising from previously unrecognized tax loss or temporary difference	100,511	90,805	40,035
Deferred tax expense	(389)	346	4,210
Provision for income taxes	$2,308	$7,393	$11,832

(b)Reconciliation of the effective tax rate

	2021	2020	2019
Loss before income taxes	$(390,589)	$(290,840)	$(126,440)
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Income tax recovery based on statutory rate	$(103,506)	$(77,073)	$(33,507)
Increase (decrease) in income taxes resulting from:
Expense of mark to market loss and other temporary differences not recognized	$100,511	$90,805	$40,035
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	(5,589)	(5,554)	(3,841)
Other permanent items	10,892	(785)	9,145
Total provision for income taxes	$2,308	$7,393	$11,832

(c)Recognized net deferred income tax assets and liabilities

Recognized net deferred income tax assets and liabilities are attributed to the following:

ar
	2021	2020
Tax losses and excess of tax basis over book basis	71,607	23,191
Total deferred income tax assets	71,607	23,191
Offset of deferred income taxes	(70,612)	(22,550)
Net deferred income tax assets	$995	$641

Book to tax differences on other assets	(70,612)	(18,367)
Convertible debentures	—	(4,183)
Total deferred income tax liabilities	(70,612)	(22,550)
Offset of deferred income taxes	70,612	22,550
Net deferred income tax liabilities	$—	$—

(d)Movement in deferred income tax balances

	As at	Recognized in	Recognized		As at
	April 1, 2020	profit or loss	in OCI	Other	March 31, 2021
Book to tax differences	4,824	(3,794)	—	(35)	995
Convertible debentures	(4,183)	4,183	—	—	—
	$641	$389	$—	$(35)	$995

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	As at	Recognized in	Recognized		As at
	April 1, 2019	profit or loss	in OCI	Other	March 31, 2020
Partnership income deferred for tax	$(3,542)	$3,542	$—	$—	$—
Book to tax differences	27,316	(23,364)	872	—	4,824
Mark to market (gains) losses on derivative instruments	(17,586)	17,586	—	—	—
Convertible debentures	(6,073)	1,890	—	—	(4,183)
	$115	$(346)	$872	$—	$641

(e)Unrecognized deferred income tax assets

Deferred income tax assets not reflected as at March 31 are as follows:

	2021	2020
Mark to market losses on derivative instruments	$10,886	$31,897
Excess of tax over book basis	74,699	47,038

The Company has tax losses of $688 million (2020 - $381 million) available for carryforward (recognized and unrecognized) which are set to expire starting 2028 until 2041.